GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 140.0%
COMMON STOCKS — 140.0%
Automobiles & Components — 0.5%
Aptiv PLC (Jersey)	90	$7,013
BorgWarner, Inc.(a)	70	2,471
Ford Motor Co.	81	492
General Motors Co.	138	3,491

		13,467

Banks — 0.8%
Bank of America Corp.	128	3,040
Citigroup, Inc.	31	1,584
Citizens Financial Group, Inc.	2	50
Fifth Third Bancorp	127	2,449
JPMorgan Chase & Co.†	44	4,139
PNC Financial Services Group, Inc. (The)†	6	631
Truist Financial Corp.†	21	788
US Bancorp†	168	6,186
Wells Fargo & Co.	153	3,917
Zions Bancorp NA	3	102

		22,886

Capital Goods — 15.0%
3M Co.†	100	15,599
Allegion PLC (Ireland)†	4	409
AMETEK, Inc.†	79	7,060
Carrier Global Corp.	139	3,089
Caterpillar, Inc.†	40	5,060
Cummins, Inc.†	108	18,712
Dover Corp.†	50	4,828
Eaton Corp. PLC (Ireland)†	178	15,571
Emerson Electric Co.†	354	21,959
Flowserve Corp.	95	2,709
Fortive Corp.†	71	4,804
Fortune Brands Home & Security, Inc.	34	2,174
General Dynamics Corp.†	210	31,387
Honeywell International, Inc.†	508	73,452
Howmet Aerospace, Inc.	317	5,024
Huntington Ingalls Industries, Inc.	1	174
Illinois Tool Works, Inc.	4	699
Johnson Controls International PLC (Ireland)†	539	18,401
Lockheed Martin Corp.†	181	66,050
Masco Corp.†	198	9,942
Northrop Grumman Corp.	16	4,919
Otis Worldwide Corp.	38	2,161
Pentair PLC (Ireland)	82	3,115

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.	103	$4,041
Raytheon Technologies Corp.†	658	40,546
Roper Technologies, Inc.	10	3,883
Snap-on, Inc.(a)	40	5,540
Stanley Black & Decker, Inc.†	8	1,115
Trane Technologies PLC (Ireland)†	144	12,813
TransDigm Group, Inc.†	39	17,240
United Rentals, Inc.(a) *	18	2,683
Westinghouse Air Brake Technologies Corp.†	61	3,512

		408,671

Commercial & Professional Services — 0.4%
Cintas Corp.†	24	6,393
Republic Services, Inc.	8	656
Robert Half International, Inc.	38	2,008
Waste Management, Inc.	23	2,436

		11,493

Consumer Durables & Apparel — 1.4%
DR Horton, Inc.	5	277
Garmin Ltd. (Switzerland)	31	3,022
Hanesbrands, Inc.(a)	119	1,344
Hasbro, Inc.	23	1,724
Leggett & Platt, Inc.	43	1,511
Lennar Corp., Class A	31	1,910
Mohawk Industries, Inc.*	52	5,292
Newell Brands, Inc.(a)	140	2,223
PulteGroup, Inc.	68	2,314
PVH Corp.	53	2,547
Ralph Lauren Corp.	23	1,668
Tapestry, Inc.	91	1,209
VF Corp.†	95	5,789
Whirlpool Corp.(a)	45	5,829

		36,659

Consumer Services — 1.3%
Carnival Corp. (Panama)(a)	74	1,215
Darden Restaurants, Inc.	85	6,441
H&R Block, Inc.(a)	19	271
McDonald’s Corp.†	67	12,359
MGM Resorts International(a)	361	6,065
Yum! Brands, Inc.†	100	8,691

		35,042

Diversified Financials — 5.1%
American Express Co.†	61	5,807

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	12	$464
Berkshire Hathaway, Inc., Class B†*	102	18,208
BlackRock, Inc.†	112	60,938
Capital One Financial Corp.	9	563
Cboe Global Markets, Inc.	1	93
Discover Financial Services†	165	8,265
Franklin Resources, Inc.†(a)	362	7,591
Goldman Sachs Group, Inc. (The)	5	988
Intercontinental Exchange, Inc.	8	733
Invesco Ltd. (Bermuda)(a)	333	3,583
Morgan Stanley	23	1,111
MSCI, Inc.	2	668
Nasdaq, Inc.	54	6,452
S&P Global, Inc.†	19	6,260
Synchrony Financial	146	3,235
T Rowe Price Group, Inc.†	126	15,561

		140,520

Energy — 7.8%
Apache Corp.	94	1,269
Chevron Corp.†	543	48,452
Concho Resources, Inc.†	49	2,524
ConocoPhillips†	784	32,944
Devon Energy Corp.	5	57
EOG Resources, Inc.†	176	8,916
Exxon Mobil Corp.†	654	29,247
Halliburton Co.†	547	7,100
HollyFrontier Corp.	54	1,577
Kinder Morgan, Inc.†	1,653	25,076
Marathon Petroleum Corp.†	36	1,346
National Oilwell Varco, Inc.	94	1,151
Phillips 66†	316	22,720
Schlumberger Ltd. (Curacao)†	1,013	18,629
TechnipFMC PLC (United Kingdom)	328	2,243
Valero Energy Corp.†	18	1,059
Williams Cos., Inc. (The)	396	7,532

		211,842

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	6	1,819
Kroger Co. (The)	469	15,876
Sysco Corp.†	367	20,060
Walgreens Boots Alliance, Inc.†	61	2,586
Walmart, Inc.†	693	83,007

		123,348

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.†	1,335	$52,399
Archer-Daniels-Midland Co.†	363	14,484
Campbell Soup Co.†(a)	221	10,968
Coca-Cola Co. (The)†	207	9,249
Constellation Brands, Inc., Class A	46	8,048
General Mills, Inc.	155	9,556
Hershey Co. (The)†	69	8,944
JM Smucker Co. (The)	32	3,386
Kellogg Co.	6	396
Kraft Heinz Co. (The)	307	9,790
Lamb Weston Holdings, Inc.	43	2,749
McCormick & Co., Inc., non-voting shares	3	538
Molson Coors Beverage Co., Class B	3	103
Mondelez International, Inc., Class A†	93	4,755
PepsiCo, Inc.†	20	2,645
Philip Morris International, Inc.†	175	12,260
Tyson Foods, Inc., Class A†	66	3,941

		154,211

Health Care Equipment & Services — 4.7%
AmerisourceBergen Corp.	3	302
Anthem, Inc.	7	1,841
Cardinal Health, Inc.	72	3,758
Cigna Corp.	7	1,314
CVS Health Corp.†	545	35,409
Danaher Corp.†	69	12,201
DaVita, Inc.†*	94	7,439
DENTSPLY SIRONA, Inc.	4	176
HCA Healthcare, Inc.†	23	2,232
Henry Schein, Inc.*	45	2,628
Laboratory Corp. of America Holdings*	25	4,153
McKesson Corp.	14	2,148
Medtronic PLC (Ireland)†	454	41,632
Quest Diagnostics, Inc.†	22	2,507
UnitedHealth Group, Inc.	17	5,014
Universal Health Services, Inc., Class B†	62	5,759

		128,513

Household & Personal Products — 2.7%
Church & Dwight Co., Inc.	3	232
Clorox Co. (The)	1	219
Colgate-Palmolive Co.†	269	19,707

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	114	$16,114
Procter & Gamble Co. (The)†	322	38,502

		74,774

Insurance — 3.2%
Aflac, Inc.†	231	8,323
Allstate Corp. (The)†	5	485
American International Group, Inc.†	623	19,425
Aon PLC, Class A (Ireland)	19	3,659
Assurant, Inc.	19	1,963
Chubb Ltd. (Switzerland)†	57	7,217
Cincinnati Financial Corp.†	53	3,394
Everest Re Group Ltd. (Bermuda)†	3	619
Globe Life, Inc.	35	2,598
Hartford Financial Services Group, Inc. (The)†	108	4,163
Lincoln National Corp.	20	736
Loews Corp.†	4	137
Marsh & McLennan Cos., Inc.	7	752
MetLife, Inc.†	283	10,335
Principal Financial Group, Inc.	68	2,825
Prudential Financial, Inc.†	70	4,263
Travelers Cos., Inc. (The)†	122	13,914
Unum Group	2	33
Willis Towers Watson PLC (Ireland)	12	2,363
WR Berkley Corp.	24	1,375

		88,579

Materials — 3.4%
Amcor PLC (Jersey)†	104	1,062
Avery Dennison Corp.	4	456
Celanese Corp.†	30	2,590
CF Industries Holdings, Inc.	155	4,362
Corteva, Inc.	11	295
Dow, Inc.	159	6,481
DuPont de Nemours, Inc.†	532	28,265
Eastman Chemical Co.	71	4,944
Ecolab, Inc.	5	995
FMC Corp.†	28	2,789
International Paper Co.	285	10,035
Linde PLC (Ireland)†	27	5,727
LyondellBasell Industries NV, Class A (Netherlands)†	81	5,323
Packaging Corp. of America	1	100
PPG Industries, Inc.†	152	16,121

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	114	$3,745

		93,290

Media & Entertainment — 9.5%
Activision Blizzard, Inc.	76	5,768
Alphabet, Inc., Class A†*	74	104,936
Charter Communications, Inc., Class A†*	30	15,301
Comcast Corp., Class A	67	2,612
Discovery, Inc., Class A(a)*	77	1,625
Electronic Arts, Inc.*	28	3,697
Facebook, Inc., Class A†*	339	76,977
Fox Corp., Class A	438	11,747
Interpublic Group of Cos., Inc. (The)	284	4,873
Netflix, Inc.*	43	19,567
News Corp., Class A	10	119
Omnicom Group, Inc.†	157	8,572
Take-Two Interactive Software, Inc.*	11	1,535
Twitter, Inc.*	78	2,324

		259,653

Pharmaceuticals, Biotechnology & Life Sciences — 12.9%
AbbVie, Inc.†	498	48,894
Alexion Pharmaceuticals, Inc.†*	42	4,714
Amgen, Inc.†	4	943
Biogen, Inc.†*	86	23,009
Bristol-Myers Squibb Co.†	944	55,507
Gilead Sciences, Inc.	25	1,924
Illumina, Inc.*	15	5,555
Incyte Corp.*	22	2,287
Johnson & Johnson†	186	26,157
Merck & Co., Inc.†	1,256	97,127
Mylan NV (Netherlands)*	8	129
Pfizer, Inc.†	2,388	78,088
Regeneron Pharmaceuticals, Inc.†*	14	8,731

		353,065

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc., REIT†	21	3,407
American Tower Corp., REIT	44	11,376
Apartment Investment & Management Co., Class A, REIT	56	2,108
AvalonBay Communities, Inc., REIT†	53	8,196
Boston Properties, Inc., REIT	50	4,519
CBRE Group, Inc., Class A†*	245	11,079

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	41	$6,861
Equity Residential, REIT	5	294
Essex Property Trust, Inc., REIT†	6	1,375
Extra Space Storage, Inc., REIT	2	185
Federal Realty Investment Trust, REIT	3	256
Kimco Realty Corp., REIT	25	321
Mid-America Apartment Communities, Inc., REIT†	28	3,211
Public Storage, REIT†	40	7,676
Realty Income Corp., REIT†	53	3,153
SBA Communications Corp., REIT	11	3,277
Simon Property Group, Inc., REIT†	38	2,598
SL Green Realty Corp., REIT(a)	2	98
UDR, Inc., REIT†	7	262
Ventas, Inc., REIT†	124	4,541
Vornado Realty Trust, REIT(a)	3	115
Welltower, Inc., REIT†	8	414
Weyerhaeuser Co., REIT†	541	12,151

		87,473

Retailing — 15.1%
Advance Auto Parts, Inc.	45	6,410
Amazon.com, Inc.†*	59	162,770
AutoZone, Inc.*	8	9,025
Best Buy Co., Inc.†	38	3,316
Booking Holdings, Inc.†*	2	3,185
CarMax, Inc.(a) *	2	179
Dollar General Corp.†	182	34,673
Dollar Tree, Inc.*	58	5,376
eBay, Inc.†	511	26,802
Genuine Parts Co.†	47	4,087
Home Depot, Inc. (The)†	237	59,371
Kohl’s Corp.	51	1,059
L Brands, Inc.	187	2,799
LKQ Corp.*	221	5,790
Lowe’s Cos., Inc.†	547	73,911
O’Reilly Automotive, Inc.*	1	422
Target Corp.†	3	360
Tractor Supply Co.	29	3,822
Ulta Beauty, Inc.†*	41	8,340

		411,697

Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.†	90	5,440

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.†	223	$13,342
KLA Corp.	15	2,917
Lam Research Corp.	15	4,852
Micron Technology, Inc.*	111	5,719
Qorvo, Inc.*	2	221

		32,491

Software & Services — 20.6%
Accenture PLC, Class A (Ireland)†	115	24,693
Adobe, Inc.*	48	20,895
ANSYS, Inc.*	8	2,334
Autodesk, Inc.*	22	5,262
Automatic Data Processing, Inc.†	72	10,720
Cadence Design Systems, Inc.*	28	2,687
Citrix Systems, Inc.	1	148
Cognizant Technology Solutions Corp., Class A	54	3,068
Gartner, Inc.*	22	2,669
International Business Machines Corp.†	449	54,226
Leidos Holdings, Inc.†	100	9,367
Mastercard, Inc., Class A	99	29,274
Microsoft Corp.†	904	183,973
NortonLifeLock, Inc.†	426	8,448
Oracle Corp.†	1,671	92,356
Paychex, Inc.†	260	19,695
PayPal Holdings, Inc.*	128	22,301
salesforce.com, Inc.*	89	16,672
ServiceNow, Inc.*	19	7,696
Synopsys, Inc.*	15	2,925
Visa, Inc., Class A	211	40,759
Western Union Co. (The)†	137	2,962

		563,130

Technology Hardware & Equipment — 14.1%
Amphenol Corp., Class A	5	479
Apple, Inc.†	662	241,498
CDW Corp.	2	232
Cisco Systems, Inc.†	2,459	114,688
F5 Networks, Inc.*	2	279
FLIR Systems, Inc.	32	1,298
Hewlett Packard Enterprise Co.	322	3,133
HP, Inc.†	878	15,304
Juniper Networks, Inc.	94	2,149
Motorola Solutions, Inc.	3	420
NetApp, Inc.	55	2,440

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)	4	$194
TE Connectivity Ltd. (Switzerland)	5	408
Xerox Holdings Corp.	156	2,385

		384,907

Telecommunication Services — 5.1%
AT&T, Inc.†	3,401	102,812
CenturyLink, Inc.	16	161
Verizon Communications, Inc.†	678	37,378

		140,351

Transportation — 1.5%
CSX Corp.	143	9,973
Expeditors International of Washington, Inc.	41	3,118
Kansas City Southern†	9	1,343
Norfolk Southern Corp.†	85	14,923
Southwest Airlines Co.†	372	12,715

		42,072

Utilities — 0.4%
AES Corp. (The)	65	942
Dominion Energy, Inc.†	57	4,627
NRG Energy, Inc.	180	5,861

		11,430

TOTAL COMMON STOCKS (Cost $3,440,485)		3,829,564

TOTAL LONG POSITIONS - 140.0%		3,829,564

(Cost $3,440,485)

SHORT POSITIONS — (41.6)%
COMMON STOCKS — (41.6)%
Banks — (0.7)%
Comerica, Inc.	(31)	(1,181)
First Republic Bank	(38)	(4,028)
Huntington Bancshares, Inc.	(227)	(2,051)
KeyCorp.	(212)	(2,582)
M&T Bank Corp.	(28)	(2,911)
People’s United Financial, Inc.	(91)	(1,053)
Regions Financial Corp.	(214)	(2,380)
SVB Financial Group*	(12)	(2,586)

		(18,772)

Capital Goods — (3.2)%
A.O. Smith Corp.	(14)	(660)
Boeing Co. (The)	(127)	(23,279)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.	(71)	$(11,158)
Fastenal Co.	(130)	(5,569)
General Electric Co.	(1,911)	(13,052)
IDEX Corp.	(11)	(1,738)
Ingersoll Rand, Inc.*	(92)	(2,587)
Jacobs Engineering Group, Inc.	(29)	(2,459)
L3Harris Technologies, Inc.	(47)	(7,974)
PACCAR, Inc.	(63)	(4,716)
Parker-Hannifin Corp.	(28)	(5,132)
Rockwell Automation, Inc.	(25)	(5,325)
Textron, Inc.	(50)	(1,646)
Xylem, Inc.	(40)	(2,598)

		(87,893)

Commercial & Professional Services — (0.9)%
Copart, Inc.*	(54)	(4,497)
Equifax, Inc.	(27)	(4,641)
IHS Markit Ltd. (Bermuda)	(62)	(4,681)
Nielsen Holdings PLC (United Kingdom)	(56)	(832)
Rollins, Inc.	(82)	(3,476)
Verisk Analytics, Inc.	(36)	(6,127)

		(24,254)

Consumer Durables & Apparel — (1.0)%
NIKE, Inc., Class B	(234)	(22,944)
NVR, Inc.*	(1)	(3,259)
Under Armour, Inc., Class C*	(99)	(875)

		(27,078)

Consumer Services — (1.5)%
Chipotle Mexican Grill, Inc.*	(7)	(7,367)
Domino’s Pizza, Inc.	(9)	(3,325)
Hilton Worldwide Holdings, Inc.	(60)	(4,407)
Las Vegas Sands Corp.	(163)	(7,423)
Marriott International, Inc., Class A	(72)	(6,172)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(56)	(920)
Royal Caribbean Cruises Ltd. (Liberia)	(47)	(2,364)
Starbucks Corp.	(81)	(5,961)
Wynn Resorts Ltd.	(27)	(2,011)

		(39,950)

Diversified Financials — (1.7)%
Ameriprise Financial, Inc.	(28)	(4,201)
Charles Schwab Corp. (The)	(291)	(9,818)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CME Group, Inc.	(66)	$(10,728)
E*TRADE Financial Corp.	(51)	(2,536)
MarketAxess Holdings, Inc.	(8)	(4,008)
Moody’s Corp.	(14)	(3,846)
Northern Trust Corp.	(46)	(3,650)
Raymond James Financial, Inc.	(30)	(2,065)
State Street Corp.	(77)	(4,893)

		(45,745)

Energy — (0.8)%
Cabot Oil & Gas Corp.	(89)	(1,529)
Diamondback Energy, Inc.	(41)	(1,715)
Hess Corp.	(76)	(3,937)
Marathon Oil Corp.	(198)	(1,212)
Noble Energy, Inc.	(121)	(1,084)
Occidental Petroleum Corp.	(222)	(4,063)
ONEOK, Inc.	(105)	(3,488)
Pioneer Natural Resources Co.	(44)	(4,299)

		(21,327)

Food, Beverage & Tobacco — (0.8)%
Brown-Forman Corp., Class B	(112)	(7,130)
Conagra Brands, Inc.	(11)	(387)
Hormel Foods Corp.	(117)	(5,647)
Monster Beverage Corp.*	(119)	(8,249)

		(21,413)

Health Care Equipment & Services — (4.9)%
Abbott Laboratories	(8)	(731)
ABIOMED, Inc.*	(11)	(2,657)
Align Technology, Inc.*	(19)	(5,214)
Baxter International, Inc.	(111)	(9,557)
Becton Dickinson and Co.	(61)	(14,595)
Boston Scientific Corp.*	(312)	(10,954)
Centene Corp.*	(129)	(8,198)
Cerner Corp.	(11)	(754)
Cooper Cos., Inc. (The)	(13)	(3,687)
DexCom, Inc.*	(20)	(8,108)
Edwards Lifesciences Corp.*	(141)	(9,745)
Hologic, Inc.*	(60)	(3,420)
Humana, Inc.	(4)	(1,551)
IDEXX Laboratories, Inc.*	(22)	(7,264)
Intuitive Surgical, Inc.*	(29)	(16,525)
ResMed, Inc.	(32)	(6,144)
STERIS PLC (Ireland)	(19)	(2,915)
Stryker Corp.	(40)	(7,208)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.	(12)	$(4,368)
Varian Medical Systems, Inc.*	(21)	(2,573)
West Pharmaceutical Services, Inc.	(17)	(3,862)
Zimmer Biomet Holdings, Inc.	(46)	(5,491)

		(135,521)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(168)	(751)
Estee Lauder Cos., Inc. (The), Class A	(78)	(14,717)

		(15,468)

Insurance — (0.4)%
Arthur J Gallagher & Co.	(13)	(1,267)
Progressive Corp. (The)	(127)	(10,174)

		(11,441)

Materials — (2.2)%
Air Products & Chemicals, Inc.	(50)	(12,073)
Albemarle Corp.	(26)	(2,007)
Ball Corp.	(73)	(5,073)
Freeport-McMoRan, Inc.	(364)	(4,212)
International Flavors & Fragrances, Inc.	(24)	(2,939)
Martin Marietta Materials, Inc.	(14)	(2,892)
Mosaic Co. (The)	(85)	(1,063)
Newmont Corp.	(176)	(10,866)
Nucor Corp.	(66)	(2,733)
Sherwin-Williams Co. (The)	(20)	(11,557)
Vulcan Materials Co.	(29)	(3,360)
Westrock Co.	(57)	(1,611)

		(60,386)

Media & Entertainment — (0.9)%
DISH Network Corp., Class A*	(63)	(2,174)
Live Nation Entertainment, Inc.*	(48)	(2,128)
ViacomCBS, Inc., Class B	(135)	(3,148)
Walt Disney Co. (The)	(145)	(16,169)

		(23,619)

Pharmaceuticals, Biotechnology & Life Sciences — (3.7)%
Agilent Technologies, Inc.	(70)	(6,186)
Bio-Rad Laboratories, Inc., Class A*	(6)	(2,709)
Eli Lilly & Co.	(109)	(17,895)
IQVIA Holdings, Inc.*	(51)	(7,236)
Mettler-Toledo International, Inc.*	(4)	(3,222)
PerkinElmer, Inc.	(26)	(2,550)
Perrigo Co. PLC (Ireland)	(34)	(1,879)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	(70)	$(25,364)
Vertex Pharmaceuticals, Inc.*	(57)	(16,548)
Waters Corp.*	(17)	(3,067)
Zoetis, Inc.	(104)	(14,252)

		(100,908)

Real Estate — (1.3)%
Digital Realty Trust, Inc., REIT	(59)	(8,384)
Duke Realty Corp., REIT	(71)	(2,513)
Equinix, Inc., REIT	(22)	(15,451)
Healthpeak Properties, Inc., REIT	(116)	(3,197)
Host Hotels & Resorts, Inc., REIT	(161)	(1,737)
Iron Mountain, Inc., REIT	(64)	(1,670)
Prologis, Inc., REIT	(25)	(2,333)
Regency Centers Corp., REIT	(37)	(1,698)

		(36,983)

Retailing — (1.0)%
Expedia Group, Inc.	(31)	(2,548)
Gap, Inc. (The)	(80)	(1,010)
Ross Stores, Inc.	(76)	(6,478)
Tiffany & Co.	(26)	(3,171)
TJX Cos., Inc. (The)	(261)	(13,196)

		(26,403)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Micro Devices, Inc.*	(271)	(14,257)
Analog Devices, Inc.	(84)	(10,302)
Broadcom, Inc.	(66)	(20,830)
Maxim Integrated Products, Inc.	(58)	(3,515)
Microchip Technology, Inc.	(67)	(7,056)
NVIDIA Corp.	(35)	(13,297)
QUALCOMM, Inc.	(248)	(22,620)
Skyworks Solutions, Inc.	(39)	(4,987)
Texas Instruments, Inc.	(159)	(20,188)
Xilinx, Inc.	(56)	(5,510)

		(122,562)

Software & Services — (3.3)%
Akamai Technologies, Inc.*	(41)	(4,391)
Broadridge Financial Solutions, Inc.	(7)	(883)
DXC Technology Co.	(55)	(907)
Fidelity National Information Services, Inc.	(134)	(17,968)
Fiserv, Inc.*	(146)	(14,253)
FleetCor Technologies, Inc.*	(5)	(1,258)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	(43)	$(5,903)
Global Payments, Inc.	(66)	(11,195)
Intuit, Inc.	(56)	(16,587)
Jack Henry & Associates, Inc.	(17)	(3,128)
Paycom Software, Inc.*	(13)	(4,026)
Tyler Technologies, Inc.*	(9)	(3,122)
VeriSign, Inc.*	(30)	(6,205)

		(89,826)

Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(17)	(3,571)
Corning, Inc.	(160)	(4,144)
IPG Photonics Corp.*	(12)	(1,925)
Keysight Technologies, Inc.*	(43)	(4,333)
Western Digital Corp.	(74)	(3,267)
Zebra Technologies Corp., Class A*	(12)	(3,071)

		(20,311)

Transportation — (1.7)%
Alaska Air Group, Inc.	(27)	(979)
American Airlines Group, Inc.	(91)	(1,190)
CH Robinson Worldwide, Inc.	(30)	(2,372)
Delta Air Lines, Inc.	(138)	(3,871)
FedEx Corp.	(64)	(8,974)
JB Hunt Transport Services, Inc.	(24)	(2,888)
Old Dominion Freight Line, Inc.	(26)	(4,409)
Union Pacific Corp.	(2)	(338)
United Airlines Holdings, Inc.*	(59)	(2,042)
United Parcel Service, Inc., Class B	(188)	(20,902)

		(47,965)

Utilities — (5.8)%
Alliant Energy Corp.	(61)	(2,918)
Ameren Corp.	(62)	(4,362)
American Electric Power Co., Inc.	(124)	(9,875)
American Water Works Co., Inc.	(41)	(5,275)
Atmos Energy Corp.	(30)	(2,987)
CenterPoint Energy, Inc.	(126)	(2,352)
CMS Energy Corp.	(70)	(4,089)
Consolidated Edison, Inc.	(82)	(5,898)
DTE Energy Co.	(46)	(4,945)
Duke Energy Corp.	(163)	(13,022)
Edison International	(90)	(4,888)
Entergy Corp.	(50)	(4,691)
Evergy, Inc.	(50)	(2,965)
Eversource Energy	(82)	(6,828)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	(219)	$(7,948)
FirstEnergy Corp.	(136)	(5,274)
NextEra Energy, Inc.	(96)	(23,056)
NiSource, Inc.	(94)	(2,138)
Pinnacle West Capital Corp.	(26)	(1,906)
PPL Corp.	(182)	(4,703)
Public Service Enterprise Group, Inc.	(110)	(5,408)
Sempra Energy	(64)	(7,503)
Southern Co. (The)	(230)	(11,926)
WEC Energy Group, Inc.	(79)	(6,924)
Xcel Energy, Inc.	(133)	(8,312)

		(160,193)

TOTAL COMMON STOCKS (Proceeds $1,141,317)		(1,138,018)

TOTAL SECURITES SOLD SHORT - (41.6)%		(1,138,018)

(Proceeds $1,141,317)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		42,594

NET ASSETS - 100.0%		$2,734,140

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $33,521, which was collateralized by $1,760 in cash and $32,081 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 7/9/2020 - 11/15/2049.

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.